Commitments and Contingencies (Details) - QDM Holdings Limited [Member] - USD ($)	Sep. 30, 2020	Mar. 31, 2020
Less than 1 year	$ 20,462	$ 35,077
1-3 years	0	2,923
Over 3 years	0	0
Total	$ 20,462	$ 38,000